Income Tax (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Provision for income taxes	$ (0)	$ (296,477)	$ 800	$ 723,911
Effective tax rate				9.18%
Net Operating losses					$ 14,300,000